SEGMENT AND GEOGRAPHICAL CONCENTRATION - Revenues by Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 137,363	$ 114,975	$ 157,584	$ 135,145	$ 118,005
United States [Member]
Segment Reporting Information [Line Items]
Revenue	97,371	83,091	111,772	99,845	88,820
International [Member]
Segment Reporting Information [Line Items]
Revenue	39,992	31,884	45,812	35,300	29,185
Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Revenue	137,363	114,975
Sales Revenue, Net [Member] | United States [Member]
Segment Reporting Information [Line Items]
Revenue	97,371	83,091
Sales Revenue, Net [Member] | International [Member]
Segment Reporting Information [Line Items]
Revenue	$ 39,992	$ 31,884